Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of authorized shares

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	923,814,326	923,824,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(15,136,057)	(15,136,057)	*
	24,180	996,716,440	996,740,620

*The number of forfeited shares as of December 31, 2019 were 294,541, which are include in treasury shares.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares (1)	10,478	923,814,326	923,824,804
Series B shares (1)	13,702	88,038,171	88,051,873
	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(15,212,365)	(15,212,365)	*
	24,180	996,640,132	996,664,312

*The number of forfeited shares as of December 31, 2018 were 121,451, which are include in treasury shares.

(1)

On February 16, 2018, one of the Company´s shareholders converted 45,968,598 Series B Shares for the equivalent number of Series A Shares. This conversion has no impact either on the total number of outstanding shares nor on the earnings-per-share calculation.

	Shares
	Fixed	Variable
	Class I	Class II	Total shares
Series A shares	3,224	877,852,982	877,856,206
Series B shares	20,956	133,999,515	134,020,471
	24,180	1,011,852,497	1,011,876,677
Treasury shares (Note 17)	—	(13,257,945)	(13,257,945)
	24,180	998,594,552	998,618,732

Schedule of basic and diluted earnings (loss) per share

	At December 31,
			2018		2017
	2019		(Adjusted)		(Adjusted)
Net income (loss) for the period	Ps.	2,639,063	Ps.	(942,882)	Ps.	278,671
Weighted average number of shares outstanding (in thousands):
Basic		1,011,877		1,011,877		1,011,877
Diluted		1,011,877		1,011,877		1,011,877
EPS - LPS:
Basic		2.608		(0.932)		0.275
Diluted		2.608		(0.932)		0.275